Credit quality of loans and advances to banks and customers	6 Months Ended
Jun. 30, 2021
Credit quality of loans and advances to banks and customers
Credit quality of loans and advances to banks and customers
Note 16: Credit quality of loans and advances to banks and customers

Gross drawn exposures and expected credit loss allowances	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

At 30 June 2021
Loans and advances to banks:
CMS 1-10	7,355	—	—	—	7,355	2	—	—	—	2
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	7,355	—	—	—	7,355	2	—	—	—	2

Loans and advances to customers:
Retail - UK Mortgages
RMS 1-6	262,472	22,374	—	—	284,846	123	234	—	—	357
RMS 7-9	69	4,022	—	—	4,091	1	59	—	—	60
RMS 10	—	918	—	—	918	—	23	—	—	23
RMS 11-13	—	2,456	—	—	2,456	—	95	—	—	95
RMS 14	—	—	1,924	11,886	13,810	—	—	175	190	365
	262,541	29,770	1,924	11,886	306,121	124	411	175	190	900
Retail - credit cards
RMS 1-6	9,032	1,124	—	—	10,156	61	46	—	—	107
RMS 7-9	1,720	1,028	—	—	2,748	60	115	—	—	175
RMS 10	150	317	—	—	467	6	60	—	—	66
RMS 11-13	54	467	—	—	521	—	169	—	—	169
RMS 14	—	—	323	—	323	—	—	140	—	140
	10,956	2,936	323	—	14,215	127	390	140	—	657
Retail - loans and overdrafts
RMS 1-6	5,991	398	—	—	6,389	73	19	—	—	92
RMS 7-9	1,707	519	—	—	2,226	74	60	—	—	134
RMS 10	63	143	—	—	206	6	29	—	—	35
RMS 11-13	21	353	—	—	374	3	134	—	—	137
RMS 14	—	—	312	—	312	—	—	151	—	151
	7,782	1,413	312	—	9,507	156	242	151	—	549
Retail - UK Motor Finance
RMS 1-6	11,638	1,464	—	—	13,102	142	36	—	—	178
RMS 7-9	687	490	—	—	1,177	7	29	—	—	36
RMS 10	—	134	—	—	134	—	19	—	—	19
RMS 11-13	22	184	—	—	206	—	45	—	—	45
RMS 14	—	—	233	—	233	—	—	152	—	152
	12,347	2,272	233	—	14,852	149	129	152	—	430
Retail - other
RMS 1-6	15,661	485	—	—	16,146	25	15	—	—	40
RMS 7-9	1,982	357	—	—	2,339	6	43	—	—	49
RMS 10	—	5	—	—	5	—	—	—	—	—
RMS 11-13	431	356	—	—	787	—	29	—	—	29
RMS 14	—	—	244	—	244	—	—	54	—	54
	18,074	1,203	244	—	19,521	31	87	54	—	172
Total Retail	311,700	37,594	3,036	11,886	364,216	587	1,259	672	190	2,708
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Credit quality of loans and advances to banks and customers (continued)

Gross drawn exposures and expected credit loss allowances (continued)	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

At 30 June 2021
Commercial Banking
CMS 1-10	24,607	128	—	—	24,735	20	2	—	—	22
CMS 11-14	31,949	3,419	—	—	35,368	113	49	—	—	162
CMS 15-18	3,011	4,155	—	—	7,166	44	234	—	—	278
CMS 19	—	606	—	—	606	—	71	—	—	71
CMS 20-23	—	—	3,044	—	3,044	—	—	985	—	985
	59,567	8,308	3,044	—	70,919	177	356	985	—	1,518
Other
RMS 1-6	877	36	—	—	913	9	1	—	—	10
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	62	—	62	—	—	10	—	10
	877	36	62	—	975	9	1	10	—	20
CMS 1-10	49,873	—	—	—	49,873	—	—	—	—	—
CMS 11-14	3	—	—	—	3	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	49,878	—	—	—	49,878	—	—	—	—	—
Central overlay	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers	422,022	45,938	6,142	11,886	485,988	1,173	1,616	1,667	190	4,646

In respect of:
Retail	311,700	37,594	3,036	11,886	364,216	587	1,259	672	190	2,708
Commercial Banking	59,567	8,308	3,044	—	70,919	177	356	985	—	1,518
Other[1]	50,755	36	62	—	50,853	409	1	10	—	420
Total loans and advances to customers	422,022	45,938	6,142	11,886	485,988	1,173	1,616	1,667	190	4,646
[1]Principally comprises reverse repurchase agreement balances.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Credit quality of loans and advances to banks and customers (continued)

Gross drawn exposures and expected credit loss allowances	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

At 31 December 2020
Loans and advances to banks:
CMS 1-10	5,951	—	—	—	5,951	4	—	—	—	4
CMS 11-14	3	—	—	—	3	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	5,954	—	—	—	5,954	4	—	—	—	4

Loans and advances to customers:
Retail - UK Mortgages
RMS 1-6	251,372	21,010	—	—	272,382	103	247	—	—	350
RMS 7-9	46	4,030	—	—	4,076	1	66	—	—	67
RMS 10	—	907	—	—	907	—	25	—	—	25
RMS 11-13	—	3,071	—	—	3,071	—	130	—	—	130
RMS 14	—	—	1,859	12,511	14,370	—	—	191	261	452
	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Retail - credit cards
RMS 1-6	9,619	1,284	—	—	10,903	75	57	—	—	132
RMS 7-9	1,603	1,137	—	—	2,740	66	138	—	—	204
RMS 10	274	343	—	—	617	14	70	—	—	84
RMS 11-13	—	509	—	—	509	—	193	—	—	193
RMS 14	—	—	340	—	340	—	—	153	—	153
	11,496	3,273	340	—	15,109	155	458	153	—	766
Retail - loans and overdrafts
RMS 1-6	5,559	291	—	—	5,850	80	15	—	—	95
RMS 7-9	1,990	580	—	—	2,570	99	66	—	—	165
RMS 10	116	181	—	—	297	13	36	—	—	49
RMS 11-13	45	467	—	—	512	9	178	—	—	187
RMS 14	—	—	307	—	307	—	—	147	—	147
	7,710	1,519	307	—	9,536	201	295	147	—	643
Retail - UK Motor Finance
RMS 1-6	12,035	1,396	—	—	13,431	187	46	—	—	233
RMS 7-9	738	456	—	—	1,194	7	33	—	—	40
RMS 10	—	171	—	—	171	—	30	—	—	30
RMS 11-13	13	193	—	—	206	—	62	—	—	62
RMS 14	—	—	199	—	199	—	—	133	—	133
	12,786	2,216	199	—	15,201	194	171	133	—	498
Retail - other
RMS 1-6	14,952	482	—	—	15,434	19	19	—	—	38
RMS 7-9	2,418	334	—	—	2,752	11	39	—	—	50
RMS 10	—	21	—	—	21	—	1	—	—	1
RMS 11-13	509	467	—	—	976	—	40	—	—	40
RMS 14	—	—	184	—	184	—	—	59	—	59
	17,879	1,304	184	—	19,367	30	99	59	—	188
Total Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Credit quality of loans and advances to banks and customers (continued)

Gross drawn exposures and expected credit loss allowances (continued)	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

At 31 December 2020
Commercial Banking
CMS 1-10	22,218	177	—	—	22,395	23	2	—	—	25
CMS 11-14	30,023	6,662	—	—	36,685	135	106	—	—	241
CMS 15-18	4,656	6,430	—	—	11,086	96	397	—	—	493
CMS 19	—	669	—	—	669	—	129	—	—	129
CMS 20-23	—	—	3,485	—	3,485	—	—	1,273	—	1,273
	56,897	13,938	3,485	—	74,320	254	634	1,273	—	2,161
Other
RMS 1-6	822	12	—	—	834	9	—	—	—	9
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	59	—	59	—	—	12	—	12
	822	12	59	—	893	9	—	12	—	21
CMS 1-10	56,362	—	—	—	56,362	—	—	—	—	—
CMS 11-14	236	—	—	—	236	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	10	—	10	—	—	—	—	—
	56,600	—	10	—	56,610	—	—	—	—	—
Central overlay	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers	415,608	51,280	6,443	12,511	485,842	1,347	2,125	1,968	261	5,701

In respect of:
Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119
Commercial Banking	56,897	13,938	3,485	—	74,320	254	634	1,273	—	2,161
Other[1]	57,422	12	69	—	57,503	409	—	12	—	421
Total loans and advances to customers	415,608	51,280	6,443	12,511	485,842	1,347	2,125	1,968	261	5,701
[1]Principally comprises reverse repurchase agreement balances.